CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 20,644	$ 14,008	$ 50,475	$ 26,426	$ 56,357	$ 17,439
General and administrative	5,515	2,241	13,550	6,263	9,043	6,563
Total operating expenses	26,159	16,249	64,025	32,689	65,400	24,002
Loss from operations	(26,159)	(16,249)	(64,025)	(32,689)	(65,400)	(24,002)
Interest income	1,622	169	2,992	396	529	65
Loss before provision for income taxes	(24,537)	(16,080)	(61,033)	(32,293)	(64,871)	(23,937)
Provision for income taxes	131	51	386	121	(2)	(36)
Net loss and comprehensive loss	$ (24,406)	$ (16,029)	$ (60,647)	$ (32,172)	$ (64,873)	$ (23,973)
Net loss per share attributable to common shareholders - basic and diluted	$ (0.51)	$ (8.25)	$ (2.62)	$ (19.21)	$ (35.85)	$ (91.61)
Weighted average common shares outstanding - basic and diluted	48,183,424	1,942,106	23,174,841	1,675,133	1,809,751	261,695